Apollo Senior Floating Rate Fund Inc.
Schedule of Investments
March 31, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 141.6%(a)
AEROSPACE & DEFENSE - 8.7%
Bleriot US Bidco Inc.
First Lien Term Loan B, (3M LIBOR + 4.00%, 0.00% Floor), 5.01%, 10/30/26(c)	5,863,612	5,843,470
Dynasty Acquisition Co., Inc.
First Lien Term Loan, (3M LIBOR + 3.50%, 0.00% Floor), 4.51%, 04/06/26(c)	1,024,201	1,009,264
First Lien Term Loan B, (3M LIBOR + 3.50%, 0.00% Floor), 4.51%, 04/06/26(c)	1,905,015	1,877,230
Peraton Corporation
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28(c)	7,584,401	7,546,479
Propulsion (BC) Finco SARL (Spain)
First Lien Term Loan, (1M SOFR + 4.00%, 0.50% Floor), 4.50%, 02/10/29(b)(c)(e)	932,270	929,361
Vertex Aerospace Services Corp.
First Lien Term Loan, (1M LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/06/28(c)	4,651,282	4,642,585
		21,848,389
BANKING, FINANCE, INSURANCE & REAL ESTATE - 10.2%
Alliant Holdings Intermediate, LLC
First Lien Term Loan B4, (1M LIBOR + 3.50%, 0.50% Floor), 4.00%, 11/05/27(b)(c)	3,491,228	3,474,016
Apex Group Treasury, LLC
First Lien Term Loan, (3M LIBOR + 3.75%, 1.00% Floor), 4.76%, 07/27/28(c)	2,963,965	2,943,603
Asurion, LLC
First Lien Term Loan B9, (1M LIBOR + 3.25%, 0.00% Floor), 3.71%, 07/31/27 (b)(c)	1,994,962	1,957,557
Second Lien Term Loan B3, (1M LIBOR + 5.25%, 0.00% Floor), 5.71%, 01/31/28 (c)	1,483,118	1,456,421
Second Lien Term Loan B4, (1M LIBOR + 5.25%, 0.00% Floor), 5.71%, 01/20/29 (b)(c)	5,656,713	5,538,290
The Edelman Financial Center, LLC
First Lien Term Loan B, (1M LIBOR + 3.50%, 0.75% Floor), 4.25%, 04/07/28(c)	5,249,010	5,197,622
Second Lien Term Loan, (1M LIBOR + 6.75%, 0.00% Floor), 7.21%, 07/20/26(b)(c)	4,931,380	4,875,285
		25,442,794
BEVERAGE, FOOD & TOBACCO - 1.5%
Primary Products Finance LLC
First Lien Term Loan, (3M LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/25/28(b)(c)	3,843,318	3,820,739

CAPITAL EQUIPMENT - 2.7%
Pro Mach Group, Inc.
First Lien Term Loan B, (3M LIBOR + 4.00%, 1.00% Floor), 5.00%, 08/31/28(b)(c)	3,479,092	3,468,220
Safe Fleet Holdings, LLC
Second Lien Term Loan, (6M LIBOR + 6.75%, 1.00% Floor), 7.75%, 02/02/26(c)	1,403,846	1,400,336
SPX Flow, Inc.
First Lien Term Loan, (1M SOFR + 4.50%, 0.50% Floor), 5.00%, 03/17/29(b)(c)	2,006,048	1,956,729
		6,825,285
CHEMICALS, PLASTICS, & RUBBER - 9.1%
Archroma Finance SARL (Luxembourg)
First Lien Term Loan B2, (3M LIBOR + 4.25%, 0.00% Floor), 4.51%, 08/12/24(c)(e)	3,904,876	3,875,589
Geon Performance Solutions, LLC
First Lien Term Loan B, (1M LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/18/28(b)(c)	3,325,671	3,325,688
LSF11 A5 Holdco LLC
First Lien Term Loan, (1M SOFR + 3.50%, 0.50% Floor), 4.00%, 10/15/28(c)	7,058,530	6,971,180
Luxembourg Investment Company 428 SARL (Luxembourg)
First Lien Term Loan B, (3M SOFR + 5.00, 0.00% Floor), 5.65%, 01/03/29(c)(e)	4,359,375	4,299,434
Olympus Water US Holding Corporation
First Lien Term Loan, (3M SOFR + 4.50%, 0.50% Floor), 5.20%, 11/09/28(b)(c)	2,857,142	2,821,428
W.R. Grace Holdings, LLC
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.50% Floor), 4.81%, 09/22/28(c)	1,446,610	1,438,697
		22,732,016
CONSTRUCTION & BUILDING - 2.2%
Associated Asphalt Partners, LLC
First Lien Term Loan B, (1M LIBOR + 5.25%, 1.00% Floor), 6.25%, 04/05/24 (c)	6,721,392	5,539,132

Apollo Senior Floating Rate Fund Inc.
Schedule of Investments (continued)
March 31, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 141.6%(a) (continued)
CONSUMER GOODS: DURABLE - 0.9%
Mattress Firm, Inc.
First Lien Term Loan B, (6M LIBOR + 4.25%, 0.75% Floor), 5.64%, 09/25/28(c)	2,316,716	2,273,289

CONSUMER GOODS: NON-DURABLE - 2.4%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan, (6M SOFR + 3.50%, 0.50% Floor), 4.00%, 12/21/28(c)	4,383,562	4,323,288
Second Lien Term Loan, (3M SOFR + 6.00%, 0.50% Floor), 6.80%, 12/20/29(c)(d)	1,710,576	1,699,885
		6,023,173
CONTAINERS, PACKAGING & GLASS - 8.9%
Anchor Glass Container Corp.
First Lien Term Loan, (3M LIBOR + 2.75%, 1.00% Floor), 3.75%, 12/07/23(c)	3,247,944	2,780,143
First Lien Term Loan, (3M LIBOR + 5.00%, 1.00% Floor), 6.00%, 12/07/23(b)(c)	1,291,992	1,094,964
Berlin Packaging L.L.C.
First Lien Term Loan B, (1M/3M LIBOR + 3.75%, 0.50% Floor), 4.28%, 03/11/28(c)	4,343,152	4,309,493
LABL, Inc.
First Lien Term Loan, (1M LIBOR + 5.00%, 0.50% Floor), 5.50%, 10/29/28(b)(c)	5,632,094	5,573,267
MAR Bidco SARL (Luxembourg)
First Lien Term Loan, (3M LIBOR + 4.25%, 0.50% Floor), 5.26%, 07/07/28(c)(e)	2,918,744	2,885,908
Trident TPI Holdings, Inc.
First Lien Delayed Draw Term Loan B3, (1M LIBOR + 4.00%, 0.50% Floor), 4.50%, 09/15/28(c)	472,630	467,511
First Lien Term Loan B3, (1M LIBOR + 4.00%, 0.50% Floor), 4.50%, 09/15/28(c)	5,301,002	5,243,592
		22,354,878
ENVIRONMENTAL INDUSTRIES - 3.0%
Dispatch Acquisition Holdings, LLC
First Lien Term Loan B, (3M LIBOR + 4.25%, 0.75% Floor), 5.26%, 03/27/28(c)	2,977,500	2,929,115
LTR Intermediate Holdings, Inc.
First Lien Term Loan, (3M LIBOR + 4.50%, 1.00% Floor), 5.50%, 05/05/28(c)	3,235,136	3,178,521
Trugreen Limited Partnership
First Lien Term Loan, (1M LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27(c)	1,464,784	1,458,075
		7,565,711
FOREST PRODUCTS & PAPER - 1.0%
Spa US Holdco, Inc. (Finland)
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/04/28(c)(e)	2,683,804	2,610,000

HEALTHCARE & PHARMACEUTICALS - 20.0%
Athenahealth, Inc.
First Lien Term Loan B, (1M SOFR + 3.50%, 0.50% Floor), 4.00%, 02/15/29(b)(c)	3,649,206	3,617,276
Azurity Pharmaceuticals, Inc.
First Lien Term Loan B, (3M LIBOR + 6.00%, 0.75% Floor), 7.06%, 09/20/27(c)	2,116,070	2,092,264
Bausch Health Companies, Inc.
First Lien Term Loan B, (1M LIBOR + 3.00%, 0.00% Floor), 3.46%, 06/02/25(b)(c)	2,323,267	2,308,747
First Lien Term Loan B, (SOFR + 5.25%, 0.00% Floor), 5.75%, 01/27/27(b)(c)	3,996,441	3,964,289
CHG Healthcare Services, Inc.
First Lien Term Loan, (3M/6M LIBOR + 3.50%, 0.50% Floor), 5.00%, 09/29/28(c)	3,960,958	3,931,251
Endo Luxembourg Finance Company I SARL
First Lien Term Loan, (1M LIBOR + 5.00%, 0.75% Floor), 5.75%, 03/27/28(b)(c)	4,443,039	4,174,147
Gainwell Acquisition Corporation
First Lien Term Loan B, (3M LIBOR + 4.00%, 0.75% Floor), 5.01%, 10/01/27(c)	8,629,421	8,629,421
Jazz Pharmaceuticals, Inc. (Ireland)
First Lien Term Loan B, (1M LIBOR + 3.50%, 0.50% Floor), 4.00%, 05/05/28(c)(e)	1,994,975	1,990,117
Loire Finco Luxembourg SARL (United Kingdom)
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/27(c)(e)	1,980,075	1,959,452
LSCS Holdings, Inc.
First Lien Term Loan, (1M SOFR + 4.50%, 0.50% Floor), 5.00%, 12/16/28(c)	2,036,779	2,018,968

Apollo Senior Floating Rate Fund Inc.
Schedule of Investments (continued)
March 31, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 141.6%(a) (continued)
HEALTHCARE & PHARMACEUTICALS - 20.0% (continued)
MPH Acquisition Holdings, LLC
First Lien Term Loan B, (3M LIBOR + 4.25%, 0.50% Floor), 4.76%, 09/01/28(b)(c)	3,730,081	3,632,876
Pacira Biosciences, Inc.
First Lien Term Loan, (1M SOFR + 7.00%, 0.75% Floor), 7.75%, 12/07/26(c)	1,956,016	1,936,456
Phoenix Newco, Inc.
First Lien Term Loan, (1M LIBOR + 3.50%, 0.50% Floor), 4.00%, 11/15/28(c)	5,925,898	5,889,927
Resonetics, LLC
First Lien Term Loan, (3M LIBOR + 4.00%, 0.75% Floor), 4.75%, 04/28/28(c)	3,980,000	3,947,662
		50,092,853
HIGH TECH INDUSTRIES - 17.9%
Atlas CC Acquisition Corp.
First Lien Term Loan B, (3M LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28(c)	3,215,653	3,207,115
First Lien Term Loan C, (3M LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28(c)	654,031	652,295
DCert Buyer, Inc.
First Lien Term Loan, (1M LIBOR + 4.00%, 0.00% Floor), 4.46%, 10/16/26(c)	4,948,210	4,919,683
Second Lien Term Loan, (1M LIBOR + 7.00%, 0.00% Floor), 7.46%, 02/19/29(b)(c)	3,927,401	3,892,211
Electronics for Imaging, Inc.
First Lien Term Loan, (1M LIBOR + 5.00%, 0.00% Floor), 5.46%, 07/23/26(c)	4,982,843	4,863,903
Flexera Software LLC
First Lien Term Loan B, (6M LIBOR + 3.75%, 0.75% Floor), 4.50%, 03/03/28(c)	5,450,910	5,397,382
Greeneden U.S. Holdings II, LLC
First Lien Term Loan, (1M LIBOR + 4.00%, 0.75% Floor), 4.91%, 12/01/27(c)	2,215,507	2,214,820
Imperva, Inc.
First Lien Term Loan, (3M LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/12/26(c)	4,668,924	4,620,484
Imprivata, Inc.
First Lien Term Loan, (SOFR + 4.25%, 0.50% Floor), 4.75%, 12/01/27(b)(c)	1,000,000	997,915
First Lien Term Loan, (1M LIBOR + 3.50%, 0.50% Floor), 4.00%, 12/01/27(b)(c)	498,741	496,090
Riverbed Technology, Inc.
First Lien Exit Term Loan, (2.00% PIK), (3M LIBOR + 8.00%, 1.00% Floor), 9.00%, 12/07/26(c)(f)	818,999	709,458
Sovos Compliance, LLC
First Lien Term Loan, (1M LIBOR + 4.50%, 0.50% Floor), 5.00%, 08/11/28(c)	2,126,520	2,126,530
UKG, Inc.
First Lien Term Loan, (3M LIBOR + 3.75%, 0.00% Floor), 4.76%, 05/04/26(c)	5,977,021	5,962,079
Second Lien Term Loan, (1M LIBOR + 5.25%, 0.50% Floor), 5.75%, 05/03/27(b)(c)	1,000,000	995,470
Virtusa Corporation
First Lien Term Loan, (1M SOFR + 3.75%, 0.75% Floor), 4.50%, 02/15/29(c)	3,777,521	3,751,550
		44,806,985
HOTEL, GAMING & LEISURE - 5.5%
Caesars Resort Collection, LLC
First Lien Term Loan B1, (1M LIBOR + 3.50%, 0.00% Floor), 3.96%, 07/21/25(c)	4,287,084	4,278,510
Fertitta Entertainment, LLC
First Lien Term Loan B, (1M SOFR + 4.00%, 0.50% Floor), 4.50%, 01/27/29(b)(c)	5,497,209	5,476,952
The Enterprise Development Authority
First Lien Term Loan, (1M LIBOR + 4.25%, 0.75% Floor), 5.00%, 02/28/28(c)	2,066,466	2,054,842
Varsity Brands Holding Co., Inc.
First Lien Term Loan, (1M LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/16/24(c)	1,983,184	1,906,544
		13,716,848
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 2.1%
McGraw-Hill Education, Inc.
First Lien Term Loan, (6M LIBOR + 4.75%, 0.50% Floor), 5.55%, 07/28/28(c)	5,249,593	5,202,846

Apollo Senior Floating Rate Fund Inc.
Schedule of Investments (continued)
March 31, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 141.6%(a) (continued)
MEDIA: BROADCASTING & SUBSCRIPTION - 1.7%
Anuvu Holdings 2, LLC
First Lien Delayed Draw Term Loan, (3M LIBOR + 7.00%, 1.00% Floor), 8.00%, 09/25/23(c)(d)	74,320	72,462
First Lien Term Loan, (3M LIBOR + 8.00%, 1.00% Floor), 9.00%, 03/24/25(c)	2,479,047	2,423,268
First Lien Term Loan, (6.75% PIK), (3M LIBOR + 8.25%, 1.00% Floor), 9.25%, 03/23/26(c)(f)	1,972,518	1,627,327
		4,123,057
RETAIL - 3.5%
Charming Charlie, LLC
First Lien Delayed Draw Term Loan, 0.00%, 05/28/22(d)(g)(h)(j)	196,013	–
First Lien Term Loan A, (LIBOR + 5.00%, 1.00% Floor), 0.00%, 04/24/23(c)(d)(g)(j)	868,743	–
First Lien Term Loan B, (LIBOR + 1.00%, 1.00% Floor), 0.00%, 04/24/23(c)(d)(g)(j)	1,063,663	–
First Lien Vendor Term Loan, 0.00%, 05/15/20(d)(g)(h)(j)	35,263	–
Petco Health and Wellness Company, Inc.
First Lien Term Loan, (3M LIBOR + 3.25%, 0.75% Floor), 4.26%, 03/03/28(c)	3,985,995	3,954,327
PetSmart, Inc.
First Lien Term Loan, (6M LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28(c)	4,774,791	4,765,838
		8,720,165
SERVICES: BUSINESS - 21.8%
Advantage Sales & Marketing Inc.
First Lien Term Loan B1, (3M LIBOR + 4.50%, 0.75% Floor), 5.25%, 10/28/27(c)	4,239,890	4,208,091
Allied Universal Holdco LLC
First Lien Term Loan, (1M LIBOR + 3.75%, 0.50% Floor), 4.25%, 05/12/28(c)	1,671,408	1,647,975
CareStream Health, Inc.
First Lien Term Loan, (3M LIBOR + 6.75%, 1.00% Floor), 7.75%, 05/08/23(b)(c)	120,235	119,033
Second Lien Term Loan, (8.00% PIK), (3M LIBOR + 12.50%, 1.00% Floor), 13.50%, 08/08/23(c)(d)(f)	2,580,135	1,980,254
Deerfield Dakota Holding, LLC
First Lien Term Loan, (1M LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27(c)	6,318,330	6,295,299
DTI Holdco, Inc.
First Lien Term Loan B, (3M LIBOR + 4.75%, 1.00% Floor), 5.75%, 09/29/23(c)	9,276,274	9,079,153
Electro Rent Corp.
First Lien Term Loan, (3M LIBOR + 5.00%, 1.00% Floor), 6.00%, 01/31/24(c)	2,788,714	2,790,471
Ensemble RCM, LLC
First Lien Term Loan, (3M LIBOR + 3.75%, 0.00% Floor), 4.05%, 08/03/26(c)	4,334,666	4,317,956
eResearchTechnology, Inc.
First Lien Term Loan B, (1M LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27(c)	1,126,085	1,123,624
Garda World Security Corporation (Canada)
First Lien Term Loan B, (1M SOFR + 4.25%, 0.00% Floor), 4.57%, 02/01/29(c)(e)	1,734,748	1,721,737
First Lien Term Loan B2, (1M LIBOR + 4.25%, 0.00% Floor), 4.71%, 10/30/26(c)(e)	8,539,602	8,457,281
Ingenovis Health, Inc.
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 4.76%, 03/06/28(c)	3,983,899	3,971,450
Solera, LLC
First Lien Term Loan B, (1M LIBOR + 4.00%, 0.50% Floor), 4.50%, 06/02/28(c)	4,054,084	4,030,266
Second Lien Term Loan, (3M LIBOR + 8.00%, 1.00% Floor), 9.00%, 06/04/29(c)	4,898,633	4,937,406
		54,679,996
SERVICES: CONSUMER - 0.9%
2U, Inc.
First Lien Term Loan, (3M LIBOR + 5.75%, 0.75% Floor), 6.50%, 12/30/24(c)	2,431,625	2,349,558

TELECOMMUNICATIONS - 9.1%
Flight Bidco, Inc.
First Lien Term Loan, (1M LIBOR + 3.50%, 0.00% Floor), 3.96%, 07/23/25(c)	3,732,373	3,627,400
Frontier Communications Holdings, LLC
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 4.81%, 05/01/28(c)	2,233,000	2,203,223
Intelsat Jackson Holdings S.A. (Luxembourg)
First Lien Exit Term Loan B, (6M SOFR + 4.25%, 0.50% Floor), 5.00%, 02/01/29(c)(e)	753,608	742,598

Apollo Senior Floating Rate Fund Inc.
Schedule of Investments (continued)
March 31, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 141.6%(a) (continued)
TELECOMMUNICATIONS - 9.1% (continued)
MLN US HoldCo LLC
First Lien Term Loan, (1M LIBOR + 4.50%, 0.00% Floor), 4.74%, 11/30/25(c)	4,984,206	4,806,643
Orbcomm, Inc.
First Lien Term Loan, (1M LIBOR + 4.25%, 0.75% Floor), 5.00%, 09/01/28(c)	1,616,875	1,606,099
Radiate Holdco, LLC
First Lien Term Loan B, (1M LIBOR + 3.25%, 0.75% Floor), 4.00%, 09/25/26(b)(c)	2,992,500	2,971,373
U.S. TelePacific Corp.
First Lien Term Loan, (7.25% PIK), (3M SOFR + 8.25%, 1.00% Floor), 9.25%, 05/01/26(c)(f)	5,809,039	4,118,609
Zacapa SARL (Luxembourg)
First Lien Term Loan, (3M SOFR + 4.25%, 0.50% Floor), 4.77%, 03/22/29(c)(e)	2,669,292	2,657,947
		22,733,892
TRANSPORTATION: CONSUMER - 5.8%
The Hertz Corporation
First Lien Term Loan B, (1M LIBOR + 3.25%, 0.50% Floor), 3.75%, 06/30/28(c)	3,223,388	3,204,354
First Lien Term Loan C, (1M LIBOR + 3.25%, 0.50% Floor), 3.75%, 06/30/28(c)	612,075	608,461
Travel Leaders Group, LLC
First Lien Term Loan B, (1M LIBOR + 4.00%, 0.00% Floor), 4.46%, 01/25/24(c)	3,966,478	3,757,009
United Airlines, Inc.
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28(c)	6,982,008	6,911,699
		14,481,523
WHOLESALE - 2.7%
LBM Acquisition, LLC
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27(b)(c)	6,917,187	6,761,585

Total Senior Loans
(Cost $361,433,648)		354,704,714

Corporate Notes and Bonds - 8.3%
AEROSPACE & DEFENSE - 0.4%
Transdigm, Inc.
8.00%, 12/15/25(h)(i)	1,068,000	1,118,100

BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.3%
KCF Puerto Rico, LLC (Puerto Rico)
0.00%, 06/28/28(d)(e)(j)	1,328,370	765,519

CONTAINERS, PACKAGING & GLASS - 0.4%
LABL, Inc.
5.88%, 11/01/28(h)(i)	1,000,000	939,375

ENERGY: OIL & GAS - 1.2%
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26(h)(i)	483,000	443,891
10.50%, 05/15/27(h)(i)	2,538,000	2,490,768
		2,934,659
FOREST PRODUCTS & PAPER - 0.5%
Spa US Holdco, Inc. (Finland)
4.88%, 02/04/28(e)(h)(i)	1,500,000	1,383,800

HEALTHCARE & PHARMACEUTICALS - 1.5%
Athenahealth, Inc.
6.50%, 02/15/30(h)(i)	995,000	966,523
Embecta Corp.
5.00%, 02/15/30(h)(i)	1,063,000	1,003,871

Apollo Senior Floating Rate Fund Inc.
Schedule of Investments (continued)
March 31, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Corporate Notes and Bonds - 8.3% (continued)
HEALTHCARE & PHARMACEUTICALS - 1.5% (continued)
Endo Luxembourg Finance Company I SARL
6.13%, 04/01/29(h)(i)	2,000,000	1,827,410
		3,797,804
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.4%
McGraw-Hill Education, Inc.
5.75%, 08/01/28(h)(i)	1,000,000	955,865

MEDIA: BROADCASTING & SUBSCRIPTION - 0.8%
CSC Holdings, LLC
4.13%, 12/01/30(h)(i)	2,000,000	1,756,410
Univision Communications Inc.
6.63%, 06/01/27(h)(i)	250,000	262,166
		2,018,576
METALS & MINING - 0.0%
ERP Iron Ore, LLC
LIBOR + 8.00%, 0.00%, 12/31/19(d)(g)(j)	18,879	–
Magnetation, LLC / Mag Finance Corp.
0.00%, 05/15/18(d)(g)(h)(i)(j)	639,000	–
		–
SERVICES: BUSINESS - 1.6%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28(h)(i)	3,250,000	3,082,235
Allied Universal Holdco LLC
4.63%, 06/01/28(h)(i)	1,000,000	946,235
		4,028,470
TELECOMMUNICATIONS - 1.2%
Frontier Communications Holdings, LLC
5.00%, 05/01/28(h)(i)	3,042,000	2,924,046
Total Corporate Notes and Bonds
(Cost $20,579,605)		20,866,214

	Quantity	Value ($)
Common Stocks - 1.1%
AUTOMOTIVE - 0.1%
APC Parent, Inc.(d)(j)	241,972	114,671

ENERGY: OIL & GAS - 0.1%
RDV Resources, Inc.(d)(j)	28,252	317,835

HIGH TECH INDUSTRIES - 0.1%
Riverbed Holdings, Inc.(j)	32,644	205,004

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%
Acosta, Inc.(d)(j)	3,133	25,399

MEDIA: BROADCASTING & SUBSCRIPTION - 0.8%
Anuvu Corp.(d)(j)	108,418	2,026,332

RETAIL - 0.0%
Charming Charlie, LLC(d)(j)	8,890,519	–

Total Common Stocks
(Cost $4,570,541)		2,689,241

Apollo Senior Floating Rate Fund Inc.
Schedule of Investments (continued)
March 31, 2022 (unaudited)

	Quantity	Value ($)

Preferred Stocks - 0.6%
BANKING, FINANCE, INSURANCE & REAL ESTATE - 0.4%
Somers Group Holdings Ltd. (Bermuda)
(LIBOR + 6.68%, 1.00% Floor), 7.68%(d)(e)	37,863	941,842

HIGH TECH INDUSTRIES - 0.1%
Riverbed Holdings, Inc. (d)	22,342	356,355

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.1%
Acosta, Inc., (14.50% PIK)(d)(f)(h)	3,353	156,028

Total Preferred Stocks
(Cost $1,644,911)		1,454,225

Warrants - 0.0%
SERVICES: BUSINESS - 0.0%
CareStream Health, Inc.(d)(j)	47	–
Total Warrants
(Cost $0)		–

Total Investments - 151.6%
(Cost of $388,228,705)		379,714,394
Other Assets & Liabilities, Net - 0.3%		768,114
Loan Outstanding - (51.9)%(k)(l)		(129,936,665)
Net Assets (Applicable to Common Shares) - 100.0%		250,545,843

(a)
“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of March 31, 2022. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(c)
The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/SOFR/Prime rate. As of March 31, 2022, the 1, 3 and 6 month LIBOR rates were 0.45%, 0.96% and 1.47%, respectively, the 1, 3 and 6 month SOFR rates were 0.30%, 0.68% and 1.08%, respectively, and the Prime lending rate was 3.50%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of LIBOR, SOFR and Prime (“Variable”) in addition to the stated spread.

(d)	Fair Value Level 3 security.
(e)	Foreign issuer traded in U.S. dollars.
(f)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount/share quantity.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Fixed rate asset.
(i)
Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2022, these securities amounted to $20,100,695, or 8.02% of net assets.

(j)	Non-income producing asset.
(k)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(l)	Principal of $130,000,000 less unamortized deferred financing costs of $63,335.

Apollo Senior Floating Rate Fund Inc.
Notes to Schedule of Investments
March 31, 2022 (unaudited)

Security Valuation
Apollo Senior Floating Rate Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements
The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

The valuation techniques used by the Fund to measure fair value at March 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Apollo Senior Floating Rate Fund Inc.
Notes to Schedule of Investments (continued)
March 31, 2022 (unaudited)

A summary of the Fund’s investments categorized in the fair value hierarchy as of March 31, 2022 is as follows:

Apollo Senior Floating Rate Fund Inc.
	Total Fair Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Cash and Cash Equivalents	$17,252,805	$17,252,805	$-	$-
Senior Loans	354,704,714	-	350,952,113	3,752,601
Corporate Notes and Bonds	20,866,214	-	20,100,695	765,519
Common Stocks	2,689,241	-	205,004	2,484,237
Preferred Stocks	1,454,225	-	-	1,454,225
Warrants	-	-	-	-
Total Assets	$396,967,199	$17,252,805	$371,257,812	$8,456,582
Liabilities:
Unrealized depreciation on Unfunded Loan Commitments	(9,807)	-	(8,037)	(1,770)
Total Liabilities	(9,807)	-	(8,037)	(1,770)
	$396,957,392	$17,252,805	$371,249,775	$8,454,812

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair as of March 31, 2022:

Apollo Senior Floating Rate Fund Inc.
	Total	Senior Loans	Corporate Notes and Bonds	Common Stocks	Preferred Stocks	Warrants	Unfunded Loan Commitments
Total Fair Value, beginning of period	$15,647,794	$11,462,078	$768,411	$2,301,925	$1,116,801	$-	$(1,421)
Purchases, including capitalized PIK	64,560	64,560	-	-	-	-	-
Sales/Paydowns	(6,592,600)	(6,592,600)	-	-	-	-	-
Accretion/(amortization) of discounts/ (premiums)	5,119	5,119	-	-	-	-	-
Net realized gain/(loss)	(2,003,447)	(2,003,447)	-	-	-	-	-
Change in net unrealized appreciation/ (depreciation)	1,956,200	1,796,060	(2,892)	182,312	(18,931)	-	(349)
Transfers into Level 3	2,056,240	1,699,885	-	-	356,355	-	-
Transfers out of Level 3	(2,679,054)	(2,679,054)	-	-	-	-	-
Total Fair Value, end of period	$8,454,812	$3,752,601	$765,519	$2,484,237	$1,454,225	$-	$(1,770)

Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at March 31, 2022 was $(25,357).

Apollo Senior Floating Rate Fund Inc.
Notes to Schedule of Investments (continued)
March 31, 2022 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of March 31, 2022:

Apollo Senior Floating Rate Fund Inc.
Assets / Liabilities	Fair Value at March 31, 2022	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized	Weighted Average Unobservable Input(s)
Senior Loans	$1,699,885	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

	1,980,254	Guideline Public Company(b)	TEV / EBITDA Multiple(b)	3.4x-3.8x	3.6x

	-	Recoverability(c)	Estimated Proceeds(c)	$-	$-

	72,462	Discounted Cash Flow(d)	Discount Rate(d)	10.44%-11.44%	10.94%

Corporate Notes and Bonds	765,519	Recoverability(c)	Estimated Proceeds(c)	$53.9m	$53.9m
		Discounted Cash Flow(d)	Discount Rate(d)	1.3%	1.3%

	-	Recoverability(c)	Estimated Proceeds(c)	$-	$-

Common Stocks	25,399	Guideline Public Company(b)	TEV / EBITDA Multiple(b)	7.0x	7.0x

	-	Recoverability(c)	Estimated Proceeds(c)	$-	$-

	317,835	Recoverability(c)	Estimated Proceeds(c)	$170.1m	$170.1m
		Discounted Cash Flow(d)	Discount Rate(d)	5.0%-10.0%	7.50%

	114,671	Recoverability(c)	Estimated Proceeds(c)	$0.47	$0.47

	2,026,332	Guideline Public Company(b)	TEV / EBITDA Multiple(b)	4.75x-5.00x	4.88x

Preferred Stocks	156,028	Guideline Public Company(b)	TEV / EBITDA Multiple(b)	7.0x	7.0x

	941,842	Discounted Cash Flow(d)	Discount Rate(d)	8.79%-9.29%	9.04%

	356,355	Option Model(e)	Volatility(e)	40.0%	40.0%
		Discounted Cash Flow(d)	Discount Rate(d)	18.71%-20.71%	19.71%

Warrants	-	Guideline Public Company(b)	TEV / EBITDA Multiple(b)	3.4x-3.8x	3.6x

Unfunded Loan Commitments	(1,770)	Discounted Cash Flow(d)	Discount Rate(d)	10.44%-11.44%	10.94%
	-	Transaction Approach (f)	Cost(f)	N/A	N/A

Total Fair Value	$8,454,812

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)
The Fund utilized a guideline public company method to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value ("TEV") and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(c)
The Fund utilized a recoverability approach to fair value this security, specifically a liquidation analysis.  There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets.  The significant unobservable input used in the valuation model was estimated proceeds. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(d)
The Fund utilized a discounted cash flow model to fair value this security. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(e)
The Fund utilized an options pricing model to fair value this security. The significant unobservable input used in the valuation model was volatility. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(f)	The Fund utilized a recent transaction, specifically purchase price, to fair value this security.

Apollo Senior Floating Rate Fund Inc.
Notes to Schedule of Investments (continued)
March 31, 2022 (unaudited)

General Commitments and Contingencies
As of March 31, 2022, the Fund had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitments
Anuvu Holdings 2, LLC Delayed Draw Term Loan	$108,821
Athenahealth Group, Inc. Delayed Draw Term Loan	618,510
Imprivata, Inc. Backstop Term Loan *	2,205,882
Pro Mach Group, Inc. Delayed Draw Term Loan*	239,462
Sovos Compliance, LLC Delayed Draw Term Loan	368,151
Trident TPI Holdings, Inc. Delayed Draw Term Loan	281,118
Total unfunded loan commitments	$3,821,944

*Subsequent to March 31, 2022, all or a portion of the outstanding loan commitment was funded.

For more information with regard to significant accounting policies, see the Fund’s most recent annual report filed with the Securities and Exchange Commission.